Managed Futures Strategy Fund (Prospectus Summary): | Managed Futures Strategy Fund
Managed Futures Strategy Fund

RYDEX SERIES FUNDS

Managed Futures Strategy Fund

Supplement dated August 27, 2012

to the Summary Prospectuses of the above listed Fund

dated May 1, 2012

This supplement provides new and additional information beyond that contained in the Summary Prospectuses (collectively, the “Prospectuses”) listed above and should be read in conjunction with the Prospectuses.

At its Meeting held on August 21, 2012, the Board of Trustees (the “Board”) of Rydex Series Funds (the “Trust”) approved revised principal investment strategies for the Trust’s Managed Futures Strategy Fund (the “Fund”) that will enable the Fund to invest approximately 20% of its portfolio assets in accordance with a proprietary strategy designed to identify and profit from price trends in the commodity, currency, equity, and fixed income markets. The Fund’s investment adviser, Security Investors, LLC, believes that the additional strategy will complement the Fund’s current investment strategy and improve the Fund’s ability to generate positive performance. Therefore, effective September 27, 2012, or a subsequent date deemed appropriate by the officers of the Trust, the changes set forth below will apply to the Fund.

To assist with the implementation of the revised principal investment strategies, Mr. Heiko Ebens will join the Fund’s existing team of portfolio managers effective September 27, 2012.

The Fund’s investment objective will remain the same. In addition, the changes to the Fund’s principal investment strategies and principal risks will not result in an increase in the Fund’s fees. The changes may decrease the Fund’s expenses due to a reduction of the current index licensing fee paid by the Fund.

I.	Revised Principal Investment Strategies

The current description of the Fund’s principal investments strategies under the heading “Principal Investment Strategies” in the Fund’s “Fund Summary” section will be replaced in its entirety as set forth below.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve positive absolute returns, which means that the Advisor will seek to achieve a positive return in all market conditions and will not manage the Fund to outperform a specific benchmark. The Fund’s investment strategy is based primarily on the Standard and Poor’s Diversified Trends Indicator ® (the “S&P DTI”), a systematic rules-based trend-following strategy. The Fund’s investment strategy represents, in part, a composite of commodity and financial futures designed to provide exposure to both up and down major global market price trends. The current components consist of 14 sectors with a total of 24 futures contracts, allocated 50% to financial futures, e.g. , fixed income securities and currencies, and 50% to physical commodities, e.g. , energy and metals. Within the allocations to financial futures and physical commodities, each sector is represented by either a long or short position (except for the energy sector futures contracts, which cannot have a short position) based on their prices relative to their moving averages.

The Fund intends to invest approximately 20% of its portfolio assets in accordance with a proprietary systematic, price-based statistical process (“proprietary process”) to identify and profit from price trends in the commodity, currency, equity, and fixed income markets. The Fund will take either a long or short position in a particular market when the proprietary process identifies a price trend in that market for a specific time frame. If the proprietary process does not identify a trend, the Fund will not establish a position with exposure to that particular market segment. The proprietary process uses the estimated risk of each position as measured by recent volatility to determine the recommended size of the Fund’s investments. The size of the Fund’s investments may be constrained by position margin requirements, liquidity needs, leverage limits, and other portfolio or market measures. The proprietary process also may employ systematic relative value trading strategies and other risk-management strategies to seek to mitigate declines in the market price of the Fund’s shares, reduce risk, and improve returns over time.

The Fund will seek to gain exposure to the commodity, currency, equity, and fixed income markets by investing primarily in: commodity futures, forwards, options, and options on futures; exchange-traded funds (“ETFs”); other pooled investment vehicles that provide exposure to the commodity and financial futures markets; commodity, currency, and financial-linked instruments, such as swap agreements and structured notes; and common stock. The Fund may purchase and sell options and futures contracts. Investments in derivative instruments, such as futures, options, and forward contracts and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular trend resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 (the “1940 Act”) or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant.

The majority of the Fund’s derivative investments will be used to obtain exposure to the commodity, currency, equity, and fixed income markets; however, certain of the Fund’s derivative investments may be employed to hedge risk and limit leveraged exposure created by certain of the Fund’s investments. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund also intends to enter into short sales and invest in short positions of certain investments.

On a day-to-day basis, the Fund may hold the following government money market instruments with maturities of one year or less: U.S. Treasury securities, U.S. government agency discount notes and bonds, each rated A-1/P-1; overnight and fixed-term repurchase agreements; and cash and short-term government securities to collateralize its derivative investments. The Fund will enter into repurchase agreements only with counterparties that are deemed to present acceptable credit risks.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the S&P DTI. This is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.

The Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary is advised by the Advisor and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the 1940 Act. The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the investment returns of global commodity market.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

II.	Revised and Additional Principal Risks

The current descriptions of the Fund’s principal risks under the heading “Principal Risks” in the Fund’s “Fund Summary” section will be revised to include the following additional principal risks: “Active Trading Risk”, “Equity Risk”, and “Regulatory Risk.” The current descriptions of the Fund’s principal risks will be further revised to eliminate “Passive Investment Risk” and to replace “Derivatives Risk” and “Leveraging Risk” with the descriptions below.

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. The Fund could lose more than the principal amount invested.

Equity Risk – The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Leveraging Risk – The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The use of derivatives and other similar financial instruments are an integral part of the Fund’s investment strategy and may expose the Fund to potentially dramatic losses (or gains) in the value of a derivative or other financial instrument and, thus, in the value the Fund’s portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Regulatory Risk – The Fund and the Subsidiary are currently operating in reliance on exemptions from registration with the Commodity Futures Trading Commission (“CFTC”) provided by CFTC Regulation 4.5, which is generally available to registered investment companies, and CFTC Regulation 4.13(a)(4), respectively. However, the CFTC has recently adopted amendments to CFTC Regulation 4.5 significantly restricting its availability to registered investment companies that invest in derivative instruments that are subject to regulation by the CFTC and rescinding CFTC Regulation 4.13(a)(4). To comply with the changes to CFTC Regulation 4.5 and the rescission of CFTC Regulation 4.13(a)(4), the Fund may determine to significantly modify its principal investment strategies to restrict its investment in or exposure to derivatives regulated by the CFTC and, thus, its exposure to the commodity market to continue to qualify for the exemption from registration provided by CFTC Regulation 4.5, or to become subject to regulation by the CFTC, which may increase the Fund’s operating expenses. The Fund and the Subsidiary will be required to comply with the changes to CFTC Regulations no later than December 31, 2012. Certain of the rules that would apply to the Fund if it determines to become subject to CFTC regulation as a commodity pool have not yet been adopted, and it is unclear what the effect of those rules would be if they are adopted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. RALT-SUP-0812x0513